Property and Equipment	12 Months Ended
Mar. 31, 2019
Property And Equipment
Property and Equipment

13	PROPERTY AND EQUIPMENT (EPS)

	As At March 31, 2019
	Land and Building	Furniture, fittings and equipment	Vehicles	Machinery	Total
	(in thousands)
Opening net carrying amount	$8,481	$348	$698	$476	$10,003
Exchange difference	(292)	(12)	(43)	(12)	(359)
Revaluation	1,745	—	—	—	1,745
Additions	207	16	116	394	733
Reclassification and other adjustment		(61)	2	—	(59)
Disposals	(449)	(56)	—	(65)	(570)
Adjustment of depreciation on disposal	367	39	—	61	467
Depreciation charge	(497)	(75)	(224)	(253)	(1,049)
Balance as at March 31, 2019	$9,562	$199	$549	$601	$10,911
Capital work-in-progress					$10
Net carrying value as at March 31, 2019					$10,921

	As At March 31, 2019
	(in thousands)
Cost or valuation	$13,858	$1,759	$1,389	$4,318	$21,324
Accumulated depreciation	(4,296)	(1,560)	(840)	(3,717)	(10,413)
Net carrying amount	$9,562	$199	$549	$601	$10,911
Capital work-in-progress					$10
Net carrying value as at March 31, 2019					$10,921

	As At March 31, 2018
	Land and Building	Furniture, fittings and equipment	Vehicles	Machinery	Total
	(in thousands)
Opening net carrying amount	$8,791	$432	$504	$606	$10,333
Exchange difference	(20)	—	(4)	(2)	(26)
Additions	393	31	422	181	1,027
Disposals	—	(91)	(468)	(227)	(786)
Adjustment of depreciation on disposal	—	79	420	221	720
Depreciation charge	(683)	(103)	(176)	(303)	(1,265)
Balance as at March 31, 2018	$8,481	$348	$698	$476	$10,003
Capital work-in-progress					$10
Net carrying value as at March 31, 2018					$10,013

	As At March 31, 2018
	(in thousands)
Cost or valuation	$12,647	$1,872	$1,314	$4,001	$19,834
Accumulated depreciation	(4,166)	(1,524)	(616)	(3,525)	(9,831)
Net carrying amount	$8,481	$348	$698	$476	$10,003
Capital work-in-progress					$10
Net carrying value as at March 31, 2018					$10,013

Property and equipment with a net carrying amount of $6,685 (2018: $7,452) have been pledged to secure borrowings (Refer Note 23).

Land and buildings were revalued as at March 31, 2019 by independent valuers on the basis of market value. Fair values were estimated based on recent market transactions, which were then adjusted for specific conditions relating to the land and buildings. As at March 31, 2019, had land and buildings of the Group been carried at historical cost less accumulated depreciation, their carrying amount would have been $4,983 (2018: $5,549).

Capital work-in-progress of $10 (2018: $10) primarily related to Machinery cost in Company’s leased premises.